INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

	Year Ended December 31, 2025
	Amount	Rate
Income tax benefit computed at the statutory rate	$404,000	21.0%
Non-deductible expenses	(79,000)	(4.1)%
State income tax benefit	2,107	(0.1)%
Change in valuation allowance	(325,000)	(16.9)%
Benefit from income taxes	$2,107	0.1%

	Year Ended December 31, 2024
	Amount	Rate
Income tax computed at the statutory rate	$(15,960)	(21.0)%
Non-taxable income	15,960	21.0%
State income taxes	(2,991)	(3.9)%
Provision for income taxes	$(2,991)	(3.98)%

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES
	As of	As of
	December 31,	December 31,
	2025	2024
Deferred income tax assets
Net operating losses	$325,000	$-
Valuation allowance	(325,000)	-
Deferred tax assets, net of allowance	$-	$-